GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Schedule Of Goodwill

Year ended December 31,
2014

Beginning balance	$14,935
Impairment of Goodwill (1)	(14,765)
Functional currency translation adjustments and other adjustments (2)	(170)

Ending balance	$-

(1)	During the fourth quarter of 2014, the Company determined that sufficient indicators of potential impairment existed to require additional goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses (see also note 2l), the Company recorded complete goodwill impairment charge in 2014, in the amount of $ 14,765.

(2)	Foreign currency translation differences resulting from goodwill allocated to subsidiaries, whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.